Restructuring, Acquisition And Related Integration Costs (Tables)	12 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Schedule of restructuring, cost optimization program, acquisition and related integration costs

	Year ended September 30
	2025	2024
	$	$
Restructuring	196,796	—
Cost optimization program	—	91,063
Acquisition and related integration costs	88,235	5,866
	285,031	96,929